Mar. 15, 2024
Dreyfus Government Cash Management
Dreyfus Government Cash Management
March 15, 2024 DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS -Dreyfus Government Cash Management Supplement to Summary Prospectus and Prospectus BOLD® Shares

The following information supersedes and replaces any contrary information contained in the sections "Performance" in the fund's summary prospectus and "Fund Summary – Performance" in the fund's prospectus:

For the current yield for BOLD® shares, call toll-free 1-800-346-3621. Clients of institutions should call the institution directly.